Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 19,013,006	$ 2,746,433	¥ 15,408,896
Expected credit loss	¥ 262,583	$ 37,930	¥ 227,133
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	12.60%
Expected credit loss	¥ 274,457		¥ 229,694
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 2,733,386		¥ 1,828,773
Current [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.20%	1.20%	0.40%
Expected credit loss	¥ 11,874		¥ 2,561
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 1,030,594		¥ 653,519
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.60%	1.60%	7.80%
Expected credit loss	¥ 15,196		¥ 49,750
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 929,463		¥ 641,862
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.50%	0.50%	15.70%
Expected credit loss	¥ 1,567		¥ 35,500
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 290,826		¥ 225,739
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	21.20%
Expected credit loss	¥ 1,743		¥ 32,818
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 179,201		¥ 154,973
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	80.50%	80.50%	71.40%
Expected credit loss	¥ 244,077		¥ 109,065
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 303,302		¥ 152,680